 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending February 27, 2004:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
2/9/04	Shares of beneficial interest	19,000	6.85	7.54	Merrill Lynch
2/10/04	Shares of beneficial interest	19,000	6.85	7.53	Merrill Lynch
2/11/04	Shares of beneficial interest	50,000	6.85	7.56	Merrill Lynch
2/17/04	Shares of beneficial interest	5,500	6.85	7.53	Merrill Lynch
2/24/04	Shares of beneficial interest	23,000	6.85	7.53	Merrill Lynch
2/25/04	Shares of beneficial interest	23,000	6.85	7.54	Merrill Lynch

Total Shares Repurchased: 139,500

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management